Concentration of Credit Risk - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)
Concentration Risk [Line Items]
Unpaid losses	$ 3,298.1	$ 3,195.2		$ 2,319.8
Reinsurance Recoverables, Uncollateralized	1,981.4	2,010.0
Underwriting premiums receivables (net of allowance for expected credit losses of 2021:$30.2 — 2020: $34.0) (1)	1,304.6	1,185.0	[1]
Due for settlement	35.4
Premium Receivable, Allowance for Credit Loss	$ 30.2	34.0
Allowable holdings of a single issue or issuer, percentage	2.00%
Percentage of written premium major broker accounted minimum	10.00%
Reinsurance Recoverable, Allowance for Credit Loss	$ 3.3	$ 3.8		$ 3.7
AM Best, A plus Rating | Standard & Poor's, A plus Rating | Everest Re
Concentration Risk [Line Items]
Concentration risk	0.159	0.134
AM Best, A plus Rating | Standard & Poor's, AA- Rating | Munich Re
Concentration Risk [Line Items]
Concentration risk	0.108	0.110
AM Best, A Rating | Standard & Poor's, A plus Rating | Lloyd's
Concentration Risk [Line Items]
Concentration risk	0.093	0.092

[1]	As at December 31, 2020, underwriting premiums receivables, retained earnings and accumulated other comprehensive income have been corrected to account for the correction of foreign exchange movements on underwriting premium receivable which should have been matched with an underwriting premium receivable payment. Income taxes payable and deferred tax liabilities have been corrected for historic current and deferred income taxes on Aspen U.K’s branches due to the deficiency in the completeness and accuracy of branch data and associated application thereof in respect of local tax rules in various jurisdictions. Underwriting premium receivables and reinsurance premiums payable have been corrected for immaterial adjustments. Refer to Note 26 in these consolidated financial statements, “Correction of Immaterial Errors” for further details.